Intangible Assets, Net (Tables)	12 Months Ended
Dec. 31, 2020
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Intangible Assets

The intangible assets consisted of the following:

	As of December 31, 2020	As of December 31, 2019

Accounting software	$7,650	$7,155
Less: accumulated amortization	(6,844)	(5,215)
Intangible assets, net	$806	$1,940